Share Based Compensation - Liability (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation
Current liability	$ 549	$ 326
Long-term liability	339	469
Total Liability	888	795
Intrinsic value of vested awards	$ 630	$ 415